Segregated Funds - Summary of Changes in Segregated Funds Net Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net policyholder cash flow
Deposits from policyholders	$ 44,548	$ 38,898
Net transfers to general fund	(732)	(1,515)
Payments to policyholders	(52,182)	(44,818)
Net policyholder cash flow	(8,366)	(7,435)
Investment related
Interest and dividends	24,092	16,775
Net realized and unrealized investment gains (losses)	21,549	24,514
Investment related	45,641	41,289
Other
Management and administration fees	(4,115)	(3,942)
Impact of changes in foreign exchange rates	(773)	(5,580)
Other	(4,888)	(9,522)
Net additions	32,387	24,332
Segregated funds net assets, beginning of year	367,809	343,477
Segregated funds net assets, end of year	$ 400,196	$ 367,809